Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – Principal Blue Chip Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 9.9%
Entertainment 2.7%
Netflix, Inc.(a)	148,519	56,080,775
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	805,276	105,378,417
Alphabet, Inc., Class C(a)	323,288	42,625,523
Total		148,003,940
Total Communication Services		204,084,715
Consumer Discretionary 13.1%
Broadline Retail 7.8%
Amazon.com, Inc.(a)	1,270,667	161,527,189
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc.	357,681	53,716,533
Specialty Retail 2.7%
CarMax, Inc.(a)	192,554	13,619,344
O’Reilly Automotive, Inc.(a)	46,443	42,210,185
Total		55,829,529
Total Consumer Discretionary		271,073,251
Consumer Staples 1.0%
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	37,049	20,931,203
Total Consumer Staples		20,931,203
Financials 26.5%
Capital Markets 13.2%
Brookfield Asset Management Ltd., Class A	535,554	17,855,370
Brookfield Corp.	3,009,601	94,110,223
Charles Schwab Corp. (The)	637,868	35,018,953
KKR & Co., Inc., Class A	671,415	41,359,164
Moody’s Corp.	141,414	44,710,865
S&P Global, Inc.	108,694	39,717,875
Total		272,772,450
Financial Services 9.7%
MasterCard, Inc., Class A	256,750	101,649,892
Visa, Inc., Class A	422,795	97,247,078
Total		198,896,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.6%
Progressive Corp. (The)	537,312	74,847,562
Total Financials		546,516,982
Health Care 6.6%
Health Care Equipment & Supplies 1.1%
IDEXX Laboratories, Inc.(a)	35,004	15,306,199
Intuitive Surgical, Inc.(a)	22,309	6,520,698
Total		21,826,897
Life Sciences Tools & Services 3.7%
Danaher Corp.	305,378	75,764,282
Pharmaceuticals 1.8%
Zoetis, Inc.	216,075	37,592,728
Total Health Care		135,183,907
Industrials 10.5%
Aerospace & Defense 5.6%
HEICO Corp., Class A	113,938	14,723,068
TransDigm Group, Inc.(a)	119,031	100,358,607
Total		115,081,675
Commercial Services & Supplies 2.1%
Copart, Inc.(a)	1,024,598	44,149,928
Ground Transportation 2.8%
Union Pacific Corp.	278,874	56,787,113
Total Industrials		216,018,716
Information Technology 23.8%
Semiconductors & Semiconductor Equipment 0.8%
NVIDIA Corp.	37,696	16,397,383
Software 23.0%
Adobe, Inc.(a)	182,485	93,049,101
Intuit, Inc.	162,482	83,018,553
Microsoft Corp.	777,087	245,365,220
Roper Technologies, Inc.	105,596	51,138,031
Salesforce, Inc.(a)	15,175	3,077,187
Total		475,648,092
Total Information Technology		492,045,475
2	CTIVP® – Principal Blue Chip Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 2.4%
Linde PLC	90,940	33,861,509
Sherwin-Williams Co. (The)	61,471	15,678,178
Total		49,539,687
Total Materials		49,539,687
Real Estate 6.0%
Real Estate Management & Development 2.7%
CoStar Group, Inc.(a)	722,536	55,555,793
Specialized REITs 3.3%
American Tower Corp.	391,018	64,302,910
SBA Communications Corp.	18,258	3,654,704
Total		67,957,614
Total Real Estate		123,513,407
Total Common Stocks (Cost $1,671,489,196)		2,058,907,343

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	6,265,614	6,263,735
Total Money Market Funds (Cost $6,263,735)		6,263,735
Total Investments in Securities (Cost: $1,677,752,931)		2,065,171,078
Other Assets & Liabilities, Net		(2,344,352)
Net Assets		2,062,826,726

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	24,180,590	216,732,743	(234,649,019)	(579)	6,263,735	815	131,851	6,265,614
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Principal Blue Chip Growth Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7032_12_B01_(11/23)